Note 21 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Short term bank deposits (i)	[1]	R$ 10,968.0	R$ 6,289.6
Current bank accounts		5,860.9	5,403.6
Cash		261.4	207.5
Cash and cash equivalents		R$ 17,090.3	R$ 11,900.7

[1]	The balance refers mostly to Bank Deposit Certificates - CDB, high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.